Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable
Note 5 – Notes Payable

A summary of the notes payable activity during the six months ended June 30, 2015 is presented below:

	Bermuda
	Lender	Convertible		Other	Debt
	(defined below)	Notes		Notes	Discount		Total

Outstanding, December 31, 2014	$4,410,937	$175,000		$1,265,559	$(113,257)		$5,738,239
Issuance	-	315,000		244,000	-		559,000
Indebtedness satisfied via settlement	-	-		(5,000)	-		(5,000)
Exchanges to equity	(4,410,937)	(16,667)		(592,874)	-		(5,020,478)
Conversion to equity	-	(158,333)		-	-		(158,333)
Recognition of debt discount	-	-		-	(115,005)	[1]	(115,005)
Accretion of interest expense	-	-		-	6,012	[1]	6,012
Amortization of debt discount	-	-		-	140,884		140,884
Outstanding, June 30, 2015	$-	$315,000	[2]	$911,685	$(81,366)		$1,145,319

[1]
During the six months ended June 30, 2015, a note in the principal amount of $244,000 bears no interest and was issued for cash consideration of $200,000. The $44,000 difference between the principal amount of the note and the cash received was recorded as debt discount and is being amortized to interest expense over the term of the note.

[2]
As of June 30, 2015, convertible notes with an aggregate principal balance of $315,000 were convertible into shares of common stock at the election of the Company. Of such aggregate principal balance, under certain circumstances, the holder has the right to convert $75,000 in principal into shares of common stock.

Bermuda Lender

On May 11, 2015, Cayman and a lender to Cayman (the “Bermuda Lender”) agreed to extend the maturity date of a note with a principal balance of $410,938 from May 7, 2015 to June 30, 2015 (the “New Maturity Date”). The Bermuda Lender waived any and all defaults under the note, including with respect to the failure by the Company to pay to the Bermuda Lender pursuant to the note the aggregate amount of $316,297 (the “Unpaid Amount”) received by the Company from its research and development agreements (see Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements). The Unpaid Amount was payable on the New Maturity Date together with all other amounts then payable pursuant to the note.

On May 27, 2015, the Company and the Bermuda Lender agreed to exchange five notes (including the note referred to in the above paragraph) with an aggregate principal amount of $4,410,937 and aggregate accrued interest of $69,436 for 746,730 shares of common stock and an immediately vested five-year warrant to purchase 186,682 shares of common stock at an exercise price of $15.00 per share with a grant date fair value of $672,056. In connection with the exchange, the Company extended the expiration date of a previously outstanding warrant to purchase 40,000 shares of common stock from December 31, 2015 to December 31, 2017. During the six months ended June 30, 2015, the Company recognized a $5,327 loss on the extinguishment of notes payable in connection with the exchange for the shares of common stock and a warrant.

As of June 30, 2015, the Bermuda Lender is a related party as a result of the size of its ownership interest in the Company's common stock.

Convertible Notes and Other Notes

Issuances

During the six months ended June 30, 2015, the Company issued convertible notes with an aggregate principal balance of $315,000 which mature between July 2015 and December 2015 and accrue interest at rates ranging from 10% to 12% per annum payable at maturity. The convertible notes are convertible into shares of the Company's common stock during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 62% to 65% of the fair value of the Company's common stock or (b) $3.00 per share. In connection with the issuance of the convertible notes, the Company issued five-year, immediately vested warrants to purchase an aggregate of 17,700 shares of common stock at an exercise price of $10.00 per share. The aggregate relative fair value of the warrants of $54,415 has been recorded as debt discount and will be amortized over the term of the convertible notes.

During the six months ended June 30, 2015, the Company issued a six-month note payable with a principal amount of $244,000 for cash consideration of $200,000. The note bears no interest. The $44,000 difference between the principal amount of the note and the cash received was recorded as debt discount and is being amortized to interest expense over the term of the note.

Conversions, Exchanges and Other

During the six months ended June 30, 2015, pursuant to the original conversion terms of the convertible notes, the Company elected to convert convertible notes with an aggregate principal balance of $158,333 and aggregate accrued interest of $11,732 into an aggregate of 34,869 shares of common stock at conversion prices ranging from $4.44 to $5.16 per share.

During the six months ended June 30, 2015, the Company exchanged a convertible note in the principal amount of $16,667 and accrued interest of $827 for 3,600 shares of common stock. During the six months ended June 30, 2015, the Company recognized a $504 loss on extinguishment of notes payable in connection with the exchange.

During the six months ended June 30, 2015, the Company elected to exchange notes payable with an aggregate principal balance of $592,874 and aggregate accrued interest of $25,296 for an aggregate of 103,030 shares of common stock and five-year, immediately vested warrants to purchase an aggregate of 25,756 shares of common stock at an exercise price of $15.00 per share with an aggregate grant date value of $92,725. In connection with the exchange, the Company extended the expiration date of previously issued warrants to purchase an aggregate of 15,249 shares of common stock from December 31, 2015 to December 31, 2017. During the six months ended June 30, 2015, the Company recognized a $20,197 loss on extinguishment of notes payable in connection with the exchange.

During the six months ended June 30, 2015, the contingently adjustable conversion ratio associated with a certain convertible note was resolved. The Company estimated the intrinsic value of the embedded conversion option based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the convertible note. During the six months ended June 30, 2015, the Company recognized $10,690, of intrinsic value related to the beneficial conversion feature as debt discount which was amortized immediately. During the six months ended June 30, 2014, the Company recognized $41,384 of intrinsic value related to these beneficial conversion features as debt discount and the entire amount was amortized immediately.

Note 7 – Notes Payable

A summary of the notes payable activity during the years ended December 31, 2014 and 2013 is presented below:

	Bermuda	Convertible		Other		Debt
	Lender	Notes		Notes		Discount		Total

Outstanding, December 31, 2012	$3,550,000	$-		$1,082,185		$(76,719)		$4,555,466
Issuances	450,000	281,000	[1]	733,000		-		1,464,000
Conversion of accrued interest	-	-		68,100		-		68,100
Exchanges for equity	-	-		(404,285)		-		(404,285)
Repayments	-	-		(5,500)		-		(5,500)
Recognition of debt discount	-	-		-		(574,369)	[1]	(574,369)
Amortization of debt discount	-	-		-		405,531		405,531
Accretion of interest expense	-	-		-		5,066	[1]	5,066
Outstanding, December 31, 2013	$4,000,000	$281,000		$1,473,500		$(240,491)		$5,514,009
Issuances	500,000	300,000	[1]	-		-		800,000
Exchanges for equity	-	(71,000)		(203,000)		-		(274,000)
Conversions to equity	-	(342,500)		-		-		(342,500)
Repayments	(89,063)	-		(113,000)		-		(202,063)
Recognition of debt discount	-	-		-		(347,170)	[1]	(347,170)
Amortization of debt discount	-	-		-		464,470		464,470
Recharacterization of accrued interest as principal	-	-		108,059	[3]	-		108,059
Accretion of interest expense	-	15,000	[2]	-		9,934	[1]	24,934
Settlement of accreted interest	-	(7,500)	[2]	-		-		(7,500)
Outstanding, December 31, 2014	$4,410,937	$175,000	[4]	$1,265,559		$(113,257)		$5,738,239

[1]
During the years ended December 31, 2014 and 2013, notes with an aggregate principal amounts of $30,000 and $60,000, respectively, bear no interest and were issued for cash consideration of $25,000 and $50,000, respectively. The differences between the principal amounts of the notes and the cash received of $5,000 and $10,000, respectively, were recorded as debt discount and amortized to interest expense over the term of the notes.

[2]
During the year ended December 31, 2014, pursuant to the terms of certain notes payable with maturity dates ranging from January 8, 2014 to June 10, 2014, the aggregate principal balance of the notes was increased from $90,000 to $105,000. The aggregate $15,000 of principal increases was accreted as interest expense. During the year ended December 31, 2014, $7,500 of the principal increases was settled by the conversion of a convertible note with a maturity date of January 8, 2014 and original principal balance of $30,000 into shares of the Company's common stock.

[3]
During the year ended December 31, 2014, in connection with the extension of certain notes payable with maturity dates ranging from of August 8, 2013 to March 1, 2014, an aggregate $108,059 of accrued interest was added to the aggregate principal balance of the notes, increasing the aggregate principal balance from $752,500 to $860,559.

[4]
As of December 31, 2014, convertible notes with an aggregate principal balance of $175,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.

Bermuda Lender

On March 26, 2013, Cayman borrowed $450,000 from the Bermuda Lender, which was combined with the already outstanding $3,550,000 of previous borrowings from the Bermuda Lender into a new $4,000,000 zero coupon note (the “$4,000,000 Bermuda Lender Note”) which matured on July 31, 2014. In consideration of the additional $450,000 loan, the waiver of accrued and unpaid interest of $213,000, and an extension of the maturity date of the outstanding loan, the Company issued to the Bermuda Lender 30,000 shares of common stock (valued at $480,000) and a five year warrant to purchase 20,000 shares of common stock at an exercise price of $50.00 per share (valued at $250,000). After determining that 13,313 shares of common stock (of the 30,000 shares issued) were, in effect, used to settle the aggregate $213,000 accrued and unpaid interest, the Company determined that the relative fair value of the remaining equity securities issued was $457,826, which amount was recorded as a debt discount and was amortized via the interest method over the sixteen month term of the $4,000,000 Bermuda Lender Note in accordance with ASC 470-60. The effective annual interest rate of the $4,000,000 Bermuda Lender Note is 11%.

On May 8, 2014, Cayman borrowed an additional $500,000 from the Bermuda Lender and issued to the Bermuda Lender a one-year note payable in the principal amount of $500,000 which bears interest at 15% per annum payable at maturity. The note also provides for the mandatory prepayment of the principal amount to the extent of any monies received by the Company pursuant to the research and development agreements discussed in Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements. Interest on the entire principal amount of the note is payable until such time as the principal amount is paid in full. On July 15, 2014, the Company received $89,063 pursuant to the research and development agreements which triggered a mandatory principal prepayment of $89,063. See Note 11 – Subsequent Events for details regarding monies received pursuant to the research and development agreements.

On August 13, 2014, Cayman and the Bermuda Lender agreed to extend the maturity date of the $4,000,000 Bermuda Lender Note from July 31, 2014 to December 31, 2014. In consideration of the extension, the Company issued to the Bermuda Lender 27,500 shares of common stock. The $121,000 fair value of the common stock was recorded as debt discount and was amortized over the remaining term of the $4,000,000 Bermuda Lender Note.

On December 31, 2014, Cayman and the Bermuda Lender agreed to further extend the maturity date of the $4,000,000 Bermuda Lender Note from December 31, 2014 to June 30, 2015. In consideration of the extension, the Company issued to the Bermuda Lender  22,500 shares of common stock. The $99,000 fair value of the common stock was recorded as debt discount and will be amortized over the remaining term of the $4,000,000 Bermuda Lender Note.

As of December 31, 2014, the Bermuda Lender is a related party as a result of the size of its ownership interest in the Company's common stock.

Convertible Notes

Between August 8, 2013 and December 18, 2013, the Company issued convertible notes with an aggregate principal amount of $281,000, for cash consideration of $271,000 (convertible notes with an aggregate principal amount of $60,000 bear no interest and were issued for cash consideration of $50,000 and the $10,000 of interest, was recorded as debt discount and will be amortized over the term of the note, resulting in a weighted average effective interest rate of 100%). Convertible notes with an aggregate principal amount of $221,000 bear interest at a rate of 12% per annum payable upon maturity. The convertible notes were initially payable 2-6 months from the date of issuance. Of the $281,000 principal amount of convertible notes, $171,000 are convertible into shares of the Company’s common stock at the election of the Company while $110,000 are convertible into shares of the Company’s common stock at the election of the holder. The convertible notes are convertible during the period beginning five days prior to maturity and ending on the day immediately prior to maturity (the “Note Conversion Period”). The conversion price of the convertible notes is equal to the greater of (a) 55-65% (depending on the specific note) of the fair value of the Company’s common stock or (b) $1.00 per share. As of December 31, 2013, the convertible notes were not convertible. The Company evaluated the conversion options and determined that bifurcation was not necessary in accordance with ASC 815. The beneficial conversion features will be accounted for, if necessary, at the commitment date.

Between January 17, 2014 and May 2, 2014, the Company issued convertible notes with an aggregate principal amount of $175,000, for cash consideration of $170,000 (a convertible note with a principal amount of $30,000 bears no interest and was issued for cash consideration of $25,000 and the $5,000 difference was recorded as debt discount and was accreted as interest over the term of the note). Convertible notes with an aggregate principal amount of $145,000 bear interest at a rate of 12% per annum payable upon maturity. The convertible notes were initially payable 3-12 months from the date of issuance. Of the $175,000 principal amount of convertible notes, $145,000 is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at the greater of (a) 55%-60% (depending on the particular note) of the fair value of the Company’s stock or (b) $1.00 per share. The remaining $30,000 is convertible into shares of the Company’s common stock at the election of the holder any time after September 10, 2014 at the lesser of (a) $10.00 per share or (b) 65% of the fair value of the Company’s common stock, but with a floor of $1.00 per share.

Between November 12, 2014 and December 2, 2014, the Company issued convertible notes in the aggregate principal amount of $125,000 which bear interest at a rate of 10% per annum payable on maturity. The convertible notes are payable as follows: (i) $41,667 of aggregate principal and the respective accrued interest on such principal is payable six months from the issuance date (the “First Maturity Date”), (ii) $41,667 of principal and the respective accrued interest on such principal is payable two weeks following the First Maturity Date (the “Second Maturity Date”), and (iii) $41,666 of principal and the respective accrued interest on such principal is payable one month following the First Maturity Date (the “Third Maturity Date”). Each $41,667 and $41,666 of aggregate principal and the respective accrued interest on such principal is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at the greater of (a) 60% of the fair value of the Company’s stock or (b) $1.00 per share. In the event that the Company elects to effect a conversion, during the five day period following the conversion, the holders shall have the right to convert the then outstanding principal amount of the convertible notes, together with accrued and unpaid interest thereon, into shares of the Company’s common stock at a conversion price equal to the conversion price in the Company-effected conversion.

During the year ended December 31, 2014, the Company elected to convert certain convertible notes with an aggregate principal balance of $225,000 and aggregate accrued interest of $13,565 into an aggregate of 60,138 shares of common stock at conversion prices ranging from $2.80 to $5.60 per share.

During the year ended December 31, 2014, the holders of certain convertible notes elected to convert such convertible notes with an aggregate principal balance of $117,500 and aggregate accrued interest of $3,646 into an aggregate of 29,102 shares of common stock at conversion prices ranging from $3.80 to $4.40 per share.

During the year ended December 31, 2014, the Company and certain lenders agreed to exchange certain convertible notes with an aggregate principal balance of $71,000, along with accrued and unpaid interest of $4,260, for an aggregate of 12,339 shares of common stock and an immediately vested, two-year warrant to purchase 5,000 shares of common stock at an exercise price of $15.00 per share. The common stock and warrants had an aggregate grant date value of $74,029 and, as a result, the Company recorded a gain on extinguishment of $1,231. The lenders received piggyback registration rights related to the stock and the stock issuable pursuant to the warrants.

During the year ended December 31, 2014, the contingently adjustable conversion ratios associated with certain convertible notes were resolved. The Company estimated the intrinsic value of the embedded conversion options based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the convertible note. During the year ended December 31, 2014, the Company recognized $92,370 of intrinsic value related to these beneficial conversion features as debt discount which was immediately amortized.

Other Notes

Other notes issued by the Company (“Other Notes”) predominantly bear interest at a rate of 15% per annum payable monthly. As of December 31, 2014, the Other Notes have maturity dates through October 2015.

The holders of two Other Notes are entitled to five years of royalty payments associated with Cosmetic Revenues, as defined in the notes, ranging from 0.5% to 4.0% of Cosmetic Revenues, depending on the holder and the year the Cosmetic Revenues are earned. The final three years of royalty payments are subject to an annual dollar maximum of $100,000 for one of the noteholders. Given that the Company has not yet generated any Cosmetic Revenues, no royalty payments have been earned.

In connection with the issuance and extension of Other Notes during the year ended December 31, 2013, the Company issued 5,000 shares of common stock, with a relative fair value of $3,704. In connection with the issuances, five-year warrants to purchase an aggregate of 20,125 shares of common stock at exercise prices ranging from $18.80 to $50.00 per share, with a relative fair value of $112,239, were issued as debt discount to the lenders and amortized over the term of the note.

In connection with the extension of Other Notes during the year ended December 31, 2014, the Company issued five-year warrants to purchase an aggregate of 9,500 shares of common stock at exercise prices ranging from $10.00 to $15.00 per share, with a grant date fair value of $29,800, as debt discount to the lenders and amortized over the term of the note.

During the year ended December 31, 2013, the Company and certain lenders agreed to exchange certain Other Notes with an aggregate principal balance of $404,285, along with accrued and unpaid interest of $6,196, for an aggregate of 40,925 shares of common stock and five-year warrants to purchase an aggregate of 2,250 shares of common stock at an exercise price of $30.00 per share. The stock and warrants had an aggregate issuance date value of $417,681 and, as a result, the Company recorded a loss on extinguishment of $7,200. The lenders received piggyback registration rights related to the stock and the stock issuable pursuant to the warrants.

During the year ended December 31, 2014, the Company and certain lenders agreed to exchange certain Other Notes with an aggregate principal balance of $203,000, along with accrued and unpaid interest of $15,672, for an aggregate of 42,735 shares of common stock and an immediately vested, two-year warrant to purchase 5,000 shares of common stock at an exercise price of $15.00 per share. The common stock and warrants had an aggregate grant date value of $268,997 and, as a result, the Company recorded a loss on extinguishment of $50,325. The lenders received piggyback registration rights related to the stock and the stock issuable pursuant to the warrants.

During the year ended December 31, 2014, the Company repaid certain Other Notes with an aggregate principal balance of $113,000 and accrued interest of $11,219.

See Note 11 – Subsequent Events for additional details regarding notes payable.